Convertible Securities and Financial Liability at Fair Value (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 01, 2022 USD ($)	Oct. 07, 2021	Apr. 07, 2021 USD ($) shares	Feb. 17, 2021 USD ($) shares	Feb. 28, 2020 USD ($)	Nov. 30, 2018	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 15, 2021 USD ($)
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Convertible securities agreement description						In October and November 2018, the Company entered into a convertible securities agreement (the “Convertible Securities”) with investors (the “Noteholders”), according to which the Company issued 4,050,000 notes (face value of $ 1.1 per note) to the Noteholders for an aggregate principal amount of $4,050. The Convertible Securities matured 18 months after the issuance date and are convertible into an aggregate of 209,317 ordinary shares of the Company.
Convertible debt, description							Each Convertible Security is convertible into such number of ordinary shares equal to the product of the number of Convertible Securities converted and the face value of $5.5 per Convertible Security, divided by exchange rate of $0.727 and divided by the fixed conversion price of AUD 30.26 (approximately $21.99). In addition, the Company issued to the Noteholders 9,674 ordinary shares of the Company and warrants (the “Convertible Securities Warrants”) to purchase an aggregate of 51,744 ordinary shares with an exercise price of AUD 35.19 (approximately $25.58) per share, which expire on October 31, 2023.
Warrants granted (in Shares) | shares							13,537
Ordinary shares exercise price | (per share)							$ 25.58				$ 35.19
Warrants Issued (in Shares) | shares										23,636
Expenses										$ 264
Settlement amount					$ 3,566
MEF ordinary shares, description							The Company issued ordinary shares equivalent to $326.5 and repaid MEF an amount of $2,934 in full and final settlement of the Company’s outstanding debt to MEF.
Fair value warrant							$ 1		$ 203
Aggregate amount			$ 600
Purchase of convertible debentures and warrants (in Shares) | shares			136,571
Debenture interest			10.00%
Conversion price (in Dollars per share) | $ / shares							$ 0.04
Financial liability							$ 648
Fair value of warrants							$ 47
Risk free rate							1.265%
Volatility assets							60.00%
Convertible Securities [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Issued shares (in Shares) | shares										99,532
Minimum [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Interest percentage		12.00%
Maximum [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Interest percentage		16.00%
Convertible Loan Agreement [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Gross proceeds												$ 5,000
Face value							$ 5,800
Convertible maturity period							24 months
Fixed conversion price (in Dollars per share) | $ / shares							$ 3.5
Convertible loan agreement description							(1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly installments commencing 120 days after funding (the “Repayment”). At the Company discretion, the Repayments can be made in: (i) cash; (ii) ordinary shares (after Ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price) during the 20 trading days prior to the payment date. The Company has the right to buy-back the outstanding face value of the December 2021 Note at any time with no penalty (the “Buy-Back Right”). Should the Company exercise its Buy-Back Right, Lind will have the option to convert up to 25% of the face value of the December 2021 Note at the lesser of the Conversion Price or Repayment Price (ninety percent of the average of the five lowest daily VMAPs during the twenty trading days prior to the payment date)
Purchase of warrant (in Shares) | shares							1,146,789
Warrants exercisable							60 months
Ordinary share (in Dollars per share) | $ / shares							$ 3.5
Mutual parties	$ 5,000
Risk free rate							1.265%
Volatility assets							60.00%
Warrant term							5 years
Convertible debentures							2 years
Convertible note							$ 7,242
Fair value of warrants							$ 1,174
Convertible loan								$ 350
Ordinary shares (in Shares) | shares								79,666
Bear interest percentage									10.00%
CLA Transaction [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Risk free rate							0.12%
Volatility assets							100.00%
Warrant term									5 years
Public offering									80.00%
Initial public offering price (in Dollars per share) | $ / shares									$ 5
Convertible securities amount									$ 194
Additional convertible debentures							$ 150
Issuance of additional convertible debentures				$ 150
Purchase of ordinary shares (in Shares) | shares				34,142
Convertible debt term									6 months
Convertible securities							0		$ 194
Fair value of warrants							$ 37		$ 156